SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

Firstfire Global Opportunities Fund, LLC Securities Purchase Agreement and 12% Convertible Promissory Note

On March 21, 2022, Simplicity Esports and Gaming Company (the “Company”) entered into a securities purchase agreement (the “Firstfire Global SPA”), dated as of March 21, 2022, with Firstfire Global Opportunities Fund, LLC, LLC (“Firstfire Global”), pursuant to which the Company issued a 12% promissory convertible note (the “Firstfire Global Note”) with a maturity date of September 21, 2022 (the “Firstfire Global Maturity Date”), in the principal sum of $110,000. In addition, the Company issued 935 shares of its common stock to Firstfire Global as a commitment fee pursuant to the Firstfire Global SPA. Pursuant to the terms of the Firstfire Global Note, the Company agreed to pay to Firstfire Global $110,000 and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest ($6,600) shall be guaranteed and the remaining six months of interest shall be deemed earned in full as of the issue date thereof. The Firstfire Global Note carries an OID of $10,000. Accordingly, Firstfire Global paid the purchase price of $100,000 in exchange for the Firstfire Global Note. The Company intends to use the proceeds for working capital. Firstfire Global may convert the Firstfire Global Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Firstfire Global Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by Firstfire Global upon, at the election of Firstfire Global, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $1.00 per share, as the same may be adjusted as provided in the Firstfire Global Note.

The Company may prepay the Firstfire Global Note at any time prior to maturity in accordance with the terms of the Firstfire Global Note. The Firstfire Global Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Firstfire Global Note or the Firstfire Global SPA.

Upon the occurrence of any Event of Default (as defined in the Firstfire Global Note), which has not been cured within the time prescribed in the Firstfire Global Note, it shall become immediately due and payable and the Company shall pay to Firstfire Global, in full satisfaction of its obligations hereunder, an amount equal to the principal amount then outstanding plus accrued interest multiplied by 125%.

Firstfire Global Opportunities Fund, LLC Common Stock Purchase Warrant

Pursuant to the terms of the Firstfire Global SPA, on March 21, 2022, the Company also issued to Firstfire Global a three-year warrant (the “Firstfire Global Warrant”) to purchase 50,000 shares of the Company’s common stock at an exercise price of $1.00.

Firstfire Global Opportunities Fund, LLC Registration Rights Agreement

Pursuant to the terms of the Firstfire Global SPA, on March 21, 2022, the Company also entered into a registration rights agreement, dated March 21, 2022, by and between the Company and Firstfire Global (the “Firstfire Global Registration Rights Agreement”). Pursuant to the terms of the Firstfire Global Registration Rights Agreement, the Company agreed to prepare and file with the SEC a registration statement covering the resale of all shares issued or issuable pursuant to the Firstfire Global SPA, including shares issued upon conversion of the Firstfire Global Note or upon exercise of the Firstfire Global Warrant. The Company agreed to use its commercially reasonable efforts to have the registration statement filed with the SEC within 30 days following March 21, 2022 and to have the registration statement declared effective by the SEC within 60 days following March 21, 2022.

The Firstfire Global Registration Rights Agreement contains customary indemnification provisions.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

GS Capital Partners, LLC Securities Purchase Agreement and 12% Convertible Promissory Note

On March 21, 2022, the Company entered into a securities purchase agreement (the “GS Capital SPA”), dated as of March 21, 2022, with GS Capital Partners, LLC (“GS Capital”), pursuant to which the Company issued a 12% promissory convertible note (the “GS Capital Note”) with a maturity date of September 21, 2022 (the “GS Capital Maturity Date”), in the principal sum of $82,500. In addition, the Company issued 703 shares of its common stock to GS Capital as a commitment fee pursuant to the GS Capital SPA. Pursuant to the terms of the GS Capital Note, the Company agreed to pay to GS Capital $82,500 and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest ($4,950) shall be guaranteed and the remaining six months of interest shall be deemed earned in full as of the issue date thereof. The GS Capital Note carries an OID of $7,500. Accordingly, GS Capital paid the purchase price of $75,000.00 in exchange for the GS Capital Note. The Company intends to use the proceeds for working capital. GS Capital may convert the GS Capital Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the GS Capital Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by GS Capital upon, at the election of GS Capital, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $1.00 per share, as the same may be adjusted as provided in the GS Capital Note.

The Company may prepay the GS Capital Note at any time prior to maturity in accordance with the terms of the GS Capital Note. The GS Capital Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the GS Capital Note or the GS Capital SPA.

Upon the occurrence of any Event of Default (as defined in the GS Capital Note), which has not been cured within the time prescribed in the GS Capital Note, it shall become immediately due and payable and the Company shall pay to GS Capital, in full satisfaction of its obligations hereunder, an amount equal to the principal amount then outstanding plus accrued interest multiplied by 125%.

GS Capital Common Stock Purchase Warrant

Pursuant to the terms of the GS Capital SPA, on March 21, 2022, the Company also issued to GS Capital a three-year warrant (the “GS Capital Warrant”) to purchase 37,500 shares of the Company’s common stock at an exercise price of $1.00.

GS Capital Registration Rights Agreement

Pursuant to the terms of the GS Capital SPA, on March 21, 2022, the Company also entered into a registration rights agreement, dated March 21, 2022, by and between the Company and GS Capital (the “GS Capital Registration Rights Agreement”). Pursuant to the terms of the GS Capital Registration Rights Agreement, the Company agreed to prepare and file with the SEC a registration statement covering the resale of all shares issued or issuable pursuant to the GS Capital SPA, including shares issued upon conversion of the GS Capital Note or upon exercise of the GS Capital Warrant. The Company agreed to use its commercially reasonable efforts to have the registration statement filed with the SEC within 30 days following March 21, 2022 and to have the registration statement declared effective by the SEC within 60 days following March 21, 2022.

The GS Capital Registration Rights Agreement contains customary indemnification provisions.

Ionic Ventures, LLC Securities Purchase Agreement and 12% Convertible Promissory Note

On March 21, 2022, the Company entered into a securities purchase agreement (the “Ionic SPA”), dated as of March 21, 2022, with Ionic Ventures, LLC (“Ionic”), pursuant to which the Company issued a 12% promissory convertible note (the “Ionic Note”) with a maturity date of September 21, 2022 (the “Ionic Maturity Date”), in the principal sum of $110,000. In addition, the Company issued 935 shares of its common stock to Ionic as a commitment fee pursuant to the Ionic SPA. Pursuant to the terms of the Ionic Note, the Company agreed to pay to Ionic $110,000 and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest ($6,600) shall be guaranteed and the remaining six months of interest shall be deemed earned in full as of the Issue Date thereof. The Ionic Note carries an OID of $10,000. Accordingly, Ionic paid the purchase price of $100,000 in exchange for the Ionic Note. The Company intends to use the proceeds for working capital. Ionic may convert the Ionic Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Ionic Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by Ionic upon, at the election of Ionic, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $1.00 per share, as the same may be adjusted as provided in the Ionic Note.

The Company may prepay the Ionic Note at any time prior to maturity in accordance with the terms of the Ionic Note. The Ionic Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Ionic Note or the Ionic SPA.

Upon the occurrence of any Event of Default (as defined in the Ionic Note), which has not been cured within the time prescribed in the Ionic Note, it shall become immediately due and payable and the Company shall pay to Ionic, in full satisfaction of its obligations hereunder, an amount equal to the principal amount then outstanding plus accrued interest multiplied by 125%.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

Ionic Ventures, LLC Common Stock Purchase Warrant

Pursuant to the terms of the Ionic SPA, on March 21, 2022, the Company also issued to Ionic a three-year warrant (the “Ionic Warrant”) to purchase 50,000 shares of the Company’s common stock at an exercise price of $1.00.

Ionic Ventures, LLC Registration Rights Agreement

Pursuant to the terms of the Ionic SPA, on March 21, 2022, the Company also entered into a registration rights agreement, dated March 21, 2022, by and between the Company and Ionic (the “Ionic Registration Rights Agreement”). Pursuant to the terms of the Ionic Registration Rights Agreement, the Company agreed to prepare and file with the SEC a registration statement covering the resale of all shares issued or issuable pursuant to the Ionic SPA, including shares issued upon conversion of the Ionic Note or upon exercise of the Ionic Warrant. The Company agreed to use its commercially reasonable efforts to have the registration statement filed with the SEC within 30 days following March 21, 2022 and to have the registration statement declared effective by the SEC within 60 days following March 21, 2022.

The Ionic Registration Rights Agreement contains customary indemnification provisions.

Labrys Amendment

As previously disclosed in the Company’s Current Report on Form 8-K filed by the Company on February 24, 2021 with the SEC, on February 19, 2021, the Company and Labrys Fund, LP (“Labrys”) entered a securities purchase agreement (the “Labrys SPA”), pursuant to which the Company issued a 12% promissory note (the “Labrys Note”) with a maturity date of February 19, 2022 in the principal sum of $1,650,000. As of March 16, 2022, the Company and Labrys entered into Amendment #2 (the “Labrys Amendment”) to the Labrys SPA and the Labrys Note, as amended. Pursuant to the terms of the Labrys Amendment, the maturity date of the Labrys Note was extended to the earlier of (i) September 15, 2022, and (ii) the date that the Company’s common stock is listed on the Nasdaq Stock Market or the New York Stock Exchange. In addition, the Labrys Note was amended to provide that Labrys has the right, at any time on or following the date that an event of default occurs under the Labrys Note, as amended, to convert all or any portion of the then outstanding and unpaid principal and interest into common stock, subject to a 4.99% equity blocker. In the Labrys Amendment, the parties also agreed that the Company has already received cash proceeds in excess of the $2,000,000 minimum threshold referenced in the Labrys Note. Pursuant to the terms of the Labrys Amendment, Labrys waived its rights to receive any portion of the next $750,000 of cash proceeds received by the Company to the extent that such amounts are received by the Company between March 15, 2022 and April 9, 2022.

Except as set forth in the Labrys Amendment, the Labrys Note, as amended, remains in full force and effect.

Lucas Ventures Note Amendment

As previously disclosed in the Company’s Current Report on Form 8-K filed by the Company on September 7, 2021 with the SEC, on August 31, 2021, the Company issued to Lucas Ventures, LLC (“Lucas Ventures”) a 12% promissory note (the “Lucas Ventures Note”) with a maturity date of August 31, 2023, in the principal amount of $200,000. As of March 16, 2022, the Company and Lucas Ventures entered into an Amendment and Waiver Pursuant to Convertible Promissory Note (the “Lucas Ventures Amendment”). Pursuant to the terms of the Lucas Ventures Amendment, the parties agreed that the FirstFire Note, FirstFire Warrant, GS Capital Note, GS Capital Warrant, Ionic Note, Ionic Warrant, Jefferson Street Note, and Jefferson Street Warrant would not be deemed a “Dilutive Issuance” as provided in the Lucas Ventures Note. In addition, pursuant to the terms of the Lucas Ventures Amendment, the conversion price of the Lucas Ventures Note was decreased from $11.50 per share to $1.00 per share; provided, however, that upon failure to make any payment under the Lucas Ventures Note, as amended, the conversion price will be $0.50 per share, as the same may be adjusted as provided in the Lucas Ventures Note, as amended. Pursuant to the terms of the Lucas Ventures Amendment, the parties also agreed that Lucas Ventures may not convert the Lucas Ventures Note, as amended, prior to September 15, 2022.

Except as set forth in the Lucas Ventures Amendment, the Lucas Ventures Note remains in full force and effect.

LGH Note Amendment

As previously disclosed in the Company’s Current Report on Form 8-K filed by the Company on September 7, 2021 with the SEC, on August 31, 2021, the Company issued to LGH Investments, LLC (“LGH”) a 12% promissory note (the “LGH Note”) with a maturity date of August 31, 2023, in the principal amount of $200,000. As of March 16, 2022, the Company and LGH entered into an Amendment and Waiver Pursuant to Convertible Promissory Note (the “LGH Amendment”). Pursuant to the terms of the LGH Amendment, the parties agreed that the FirstFire Note, FirstFire Warrant, GS Capital Note, GS Capital Warrant, Ionic Note, Ionic Warrant, Jefferson Street Note, and Jefferson Street Warrant would not be deemed a “Dilutive Issuance” as provided in the LGH Note. In addition, pursuant to the terms of the LGH Amendment, the conversion price of the LGH Note was decreased from $11.50 per share to $1.00 per share; provided, however, that upon failure to make any payment under the LGH Note, as amended, the conversion price will be $0.50 per share, as the same may be adjusted as provided in the LGH Note, as amended. Pursuant to the terms of the LGH Amendment, the parties also agreed that LGH may not convert the LGH Note, as amended, prior to September 15, 2022.

Except as set forth in the LGH Amendment, the LGH Note remains in full force and effect.

Jefferson Street Capital LLC Securities Purchase Agreement and 12% Convertible Promissory Note

On April 1, 2022, the Company entered into a securities purchase agreement (the “Jefferson SPA”), dated as of April 1, 2022, with Jefferson Street Capital LLC (“Jefferson”), pursuant to which the Company issued a 12% promissory convertible note (the “Jefferson Note”) with a maturity date of October 1, 2022 (the “Jefferson Maturity Date”), in the principal sum of $82,500. In addition, the Company issued 703 shares of its common stock to Jefferson as a commitment fee pursuant to the Jefferson SPA. Pursuant to the terms of the Jefferson Note, the Company agreed to pay to Jefferson $82,500 and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest ($4,950) shall be guaranteed and the remaining six months of interest shall be deemed earned in full as of the issue date thereof). The Jefferson Note carries an original issue discount of $7,500. Accordingly, Jefferson paid the purchase price of $75,000 in exchange for the Jefferson Note. The Company intends to use the proceeds for working capital. Jefferson may convert the Jefferson Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Jefferson Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by Jefferson upon, at the election of Jefferson, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $1.00 per share, as the same may be adjusted as provided in the Jefferson Note.

The Company may prepay the Jefferson Note at any time prior to maturity in accordance with the terms of the Jefferson Note. The Jefferson Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Jefferson Note or the Jefferson SPA.

Upon the occurrence of any Event of Default (as defined in the Jefferson Note), which has not been cured within the time prescribed in the Jefferson Note, it shall become immediately due and payable and the Company shall pay to Jefferson, in full satisfaction of its obligations hereunder, an amount equal to the principal amount then outstanding plus accrued interest multiplied by 125%.

Jefferson Street Capital LLC Common Stock Purchase Warrant

Pursuant to the terms of the Jefferson SPA, on April 1, 2022, the Company also issued to Jefferson a three-year warrant (the “Jefferson Warrant”) to purchase 37,500 shares of the Company’s common stock at an exercise price of $1.00.

Jefferson Street Capital LLC Registration Rights Agreement

Pursuant to the terms of the Jefferson SPA, on April 1, 2022, the Company also entered into a registration rights agreement, dated as of April 1, 2022, by and between the Company and Jefferson (the “Jefferson Registration Rights Agreement”). Pursuant to the terms of the Jefferson Registration Rights Agreement, the Company agreed to prepare and file with the SEC a registration statement covering the resale of all shares issued or issuable pursuant to the Jefferson SPA, including shares issued upon conversion of the Jefferson Note or upon exercise of the Jefferson Warrant. The Company agreed to use its commercially reasonable efforts to have the registration statement filed with the SEC within 30 days following April 1, 2022 and to have the registration statement declared effective by the SEC within 60 days following April 1, 2022.

The Jefferson Registration Rights Agreement contains customary indemnification provisions.

Equity Issues

On April 8, 2022, the Company entered into an agreement to issue 20,000 shares of its common stock in partial payment for services to a vendor.

NOTE 12 — SUBSEQUENT EVENTS

Acquisitions

Simplicity Salinas, LLC:

On July 22, 2021, the Company’s wholly-owned subsidiary, Simplicity Salinas, LLC (“Simplicity Salinas”) entered into an Asset Purchase Agreement (“Simplicity Salinas APA”) with an existing franchisee (“”), to acquire the franchisee’s assets in exchange for 6,000 shares of the Company’s common stock with fair value of $65,100, or $10.85 per share, based on the fair value of assets acquired.

Debt Instruments Issued

June 11 FirstFire Global 12% Promissory Note and Securities Purchase Agreement

On June 11, 2021, the Company entered into a securities purchase agreement (the “FirstFire SPA”) dated as of June 10, 2021, with FirstFire Global Opportunities Fund, LLC (“FirstFire”), pursuant to which the Company issued a 12% promissory note (the “FirstFire Note”) with a maturity date of June 10, 2023 (the “FirstFire Maturity Date”), in the principal sum of $1,266,666. In addition, the Company issued 11,875 shares of its common stock to FirstFire as a commitment fee pursuant to the FirstFire SPA. Pursuant to the terms of the FirstFire Note, the Company agreed to pay to $1,266,666 (the “FirstFire Principal Sum”) to FirstFire and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the FirstFire Note after 180 days from June 10, 2021). The FirstFire Note carries an original issue discount (“OID”) of $126,666. Accordingly, FirstFire paid the purchase price of $1,140,000 in exchange for the FirstFire Note. The Company intends to use the proceeds for working capital and to pay off an existing promissory note issued by the Company in favor of Maxim. FirstFire may convert the FirstFire Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the FirstFire Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by FirstFire upon, at the election of FirstFire, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the FirstFire Note.

The Company may prepay the FirstFire Note at any time prior to maturity in accordance with the terms of the FirstFire Note. The FirstFire Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the FirstFire Note or the FirstFire SPA.

Upon the occurrence of any Event of Default (as defined in the FirstFire Note), which has not been cured within three calendar days, the FirstFire Note shall become immediately due and payable and the Company shall pay to FirstFire, in full satisfaction of its obligations hereunder, an amount equal to the FirstFire Principal Sum then outstanding plus accrued interest multiplied by 125%.

Pursuant to the terms of the FirstFire SPA, the Company also issued to FirstFire a three-year warrant (the “FirstFire Warrant”) to purchase 593,750 shares of the Company’s common stock at an exercise price equal to (i) 110% of the per share offering price of the offering made in connection with any uplisting of the Company’s common stock; or (ii) prior to the determination of the per share offering price of the offering made in connection with any uplisting of the common stock and following such time if the uplisting contemplated in clause (i) is not completed by November 1, 2021, $10.73.

The Company also agreed to prepare and file with the Securities and Exchange Commission a registration statement covering the resale of all shares issued or issuable pursuant to the FirstFire SPA, including shares issued upon conversion of the FirstFire Note or exercise of the FirstFire Warrant. The Company agreed to use its commercially reasonable efforts to have the registration statement filed with the SEC within 90 days following June 10, 2021 and to have the registration statement declared effective by the SEC within 120 days following June 10, 2021.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021

GS Capital Securities Purchase Agreement & Note

On June 16, 2021, the Company entered into a securities purchase agreement (the “GS SPA”) dated as of June 10, 2021, with GS Capital Partners, LLC (“GS Capital”), pursuant to which the Company issued a 12% promissory note (the “GS Note”) with a maturity date of June 10, 2023 (the “GS Maturity Date”), in the principal sum of $333,333. In addition, the Company issued 3,125 shares of its common stock to GS as a commitment fee pursuant to the GS SPA. Pursuant to the terms of the GS Note, the Company agreed to pay to $300,000.00 (the “GS Principal Sum”) to GS and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the GS Note after 180 days from June 10, 2021). The GS Note carries an original issue discount (“OID”) of $33,333. Accordingly, GS paid the purchase price of $300,000.00 in exchange for the GS Note. The Company intends to use the proceeds for working capital and to pay off an existing promissory note issued by the Company in favor of Maxim. GS may convert the GS Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the GS Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by GS upon, at the election of GS, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the GS Note.

The Company may prepay the GS Note at any time prior to maturity in accordance with the terms of the GS Note. The GS Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the GS Note or the GS SPA.

Upon the occurrence of any Event of Default (as defined in the GS Note), which has not been cured within three calendar days, the GS Note shall become immediately due and payable and the Company shall pay to GS, in full satisfaction of its obligations hereunder, an amount equal to the principal amount then outstanding plus accrued interest multiplied by 125%.

Pursuant to the terms of the GS SPA, the Company also issued to GS a three-year warrant to purchase 156,250 shares of the Company’s common stock at an exercise price equal to (i) 110% of the per share offering price of the offering made in connection with any uplisting of the Company’s common stock; or (ii) prior to the determination of the per share offering price of the offering made in connection with any uplisting of the common stock and following such time if the uplisting contemplated in clause (i) is not completed by November 1, 2021, $10.73.

The Company also agreed to prepare and file with the SEC a registration statement covering the resale of all shares issued or issuable pursuant to the GS SPA, including shares issued upon conversion of the GS Note or exercise of the GS Warrant. The Company agreed to use its commercially reasonable efforts to have the registration statement filed with the SEC within 90 days following June 10, 2021, and to have the registration statement declared effective by the SEC within 120 days following June 10, 2021.

Pursuant to the terms of the Series A-2 Maxim Note Amendments, on July 15, 2021 the Company was required to either pay the Maxim Series A-2 Note in its entirety or the Company would increase the Maxim Note to include an additional $100,000 in principal to Maxim. On July 15, 2021 the Company increased the Maxim Note by $100,000.

Fourth Amendment to Series A-2 Maxim Note

On August 19, 2021, the Company and Maxim entered into the fourth amendment (the “Fourth Amendment”) to the Series A-2 Maxim Note, as amended, pursuant to which the Company and Maxim agreed that all obligations under the Series A-2 Maxim Note, as amended, shall be extinguished, and the Series A-2 Maxim Note, as amended, shall be deemed repaid in its entirety, upon the satisfaction of the following obligations: (i) the Company’s payment of $500,000 to Maxim within three business days of August 19, 2021, (ii) the Company’s issuance of 20,000 restricted shares of the Company’s common stock to Maxim within seven business days of August 19, 2021, and (iii) the Company’s issuance of a common stock purchase warrant to Maxim on August 19, 2021 for the purchase of 365,000 shares of the Company’s common stock. The Company also granted Maxim an irrevocable right of first refusal superseding all others to act as Company’s sole managing underwriter and sole bookrunner or exclusive placement agent or financial advisor, or finder in connection with any public or private offering by the Company or any subsidiary of or successor to the Company (if applicable) of its equity, equity linked or debt securities (including convertible securities) while the Company’s common stock is listed on any of the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market, or the New York Stock Exchange (or any successors to any of the foregoing, each, a “National Exchange”), within the period beginning on August 19, 2021 and ending on the close of business on January 1, 2023.

On August 19, 2021, the Company issued to Maxim a common stock purchase warrant (the “Warrant”) for the purchase of 365,000 shares of the Company’s common stock (the “Warrant Shares”) at an exercise price of $13.00, subject to adjustment as provided in the Warrant. The Warrant is exercisable during the period commencing on August 19, 2021 and ending at 5:00 p.m. eastern standard time on the date that is the earlier of (i) three years from the effective date of a registration statement registering for resale by Maxim or its assigns the Warrant Shares (provided that such registration statement remains in effect at the end of the exercise period) and (ii) the 42 month anniversary after August 19, 2021.

The Company is expected to pay the Maxim note, in its entirety by the end of August, 2021.

Jefferson Street Capital Stock Purchase Agreement & 12% Convertible Promissory Jefferson Note

On August 23, 2021, the Company entered into that certain securities purchase agreement (the “Jefferson SPA”), dated as of August 23, 2021, by and between the Company and Jefferson Street Capital LLC (“Jefferson”). Pursuant to the terms of the Jefferson SPA, (i) the Company agreed to issue and sell to Jefferson the Jefferson Note (as hereinafter defined); (ii) the Company agreed to issue to Jefferson the Warrant (as hereinafter defined); and (iii) the Company agreed to issue to Jefferson 3,125 commitment shares; and (iv) Jefferson agreed to pay to the Company $300,000.00 (the “Purchase Price”).

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021

Pursuant to the terms of the Jefferson SPA, on August 23, 2021, the Company issued a 12% convertible promissory Jefferson Note (the “Jefferson Note”) with a maturity date of August 23, 2023 (the “Maturity Date”), in the principal amount of $333,333.33. Pursuant to the terms of the Jefferson Note, the Company agreed to pay to Jefferson $333,333.33 (the “Principal Amount”), with a purchase price of $300,000 plus an original issue discount in the amount of $333,333.33 (the “OID”), and to pay interest on the Principal Amount at the rate of 12% per annum, with the understanding that the first six months of interest is guaranteed and the remaining 18 months of interest is deemed earned in full if any amount is outstanding under the Jefferson Note after 180 days from August 23, 2021.

Any Principal Amount or interest on the Jefferson Note that is not paid when due will bear interest at the rate of the lesser of (i) 20%, or (b) the maximum rate allowed by law.

Jefferson may, at any time while the shares issuable upon conversion of the Jefferson Note are subject to an effective registration statement, or if no registration statement covering such shares is effective, at any time after 180 days from August 23, 2021, so long as there are amounts outstanding under the Jefferson Note, convert all or any portion of the then outstanding and unpaid Principal Amount and interest into shares of the Company’s common stock at a conversion price of $11.50 per share; provided, however, that upon failure to make any payment under the Jefferson Note, the conversion price will be $10.00 per share, as the same may be adjusted as provided in the Jefferson Note. The Jefferson Note has a 4.99% equity blocker; provided, however, that the 4.99% equity blocker may be waived (up to 9.99%) by Jefferson, at Jefferson’s election, on not less than 61 days’ prior notice to the Company.

On August 23, 2021, Jefferson paid the purchase price of $300,000 in exchange for the Jefferson Note. The Company intends to use the proceeds for its operational expenses and to pay off certain debt.

The Company may prepay the Jefferson Note at any time in accordance with the terms of the Jefferson Note. While any portion of the outstanding Principal Amount and interest are due and owing, if the Company receives cash proceeds from any source or series of related or unrelated sources, including but not limited to, the issuance of equity or debt, the conversion of outstanding warrants of the Company, the issuance of securities pursuant to an equity line of credit of the Company or the sale of assets, the Company must inform Jefferson of such receipt, following which Jefferson may, in its sole discretion, require the Company to immediately apply up to 50% of the proceeds therefrom to repay all or any portion of the outstanding Principal Amount and interest then due under the Jefferson Note; provided, however, that the first $3,000,000 of equity financing received by the Company will be excepted from this requirement.

The Jefferson SPA and the Jefferson Note contain customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Jefferson Note or Jefferson SPA.

Jefferson Street Capital Registration Rights Agreement

On August 23, 2021, the Company also entered into a registration rights agreement (the “Jefferson Registration Rights Agreement”) with Jefferson pursuant to which the Company is obligated to file a registration statement to register the resale of the shares issuable pursuant to the Jefferson SPA. Pursuant to the Jefferson Registration Rights Agreement, the Company must (i) file the registration statement within 90 calendar days from August 23, 2021, and (ii) use reasonable best efforts to cause the registration statement to be declared effective under the Securities within 120 calendar days after August 23, 2021. The Company also agreed that it would not file any other registration statement, including those on Form S-8 or Form S-4, for other securities, for a period of 12 months from August 23, 2021, unless it has the prior written approval from Jefferson.

The Jefferson Registration Rights Agreement contains customary indemnification provisions.

Jefferson Street Capital Common Stock Purchase Warrant

Also on August 23, 2021, pursuant to the terms of the Jefferson SPA, the Company issued to Jefferson a common stock purchase warrant (the “Jefferson Warrant”) for the purchase of 156,250 shares of the Company’s common stock. The per share exercise price under the Jefferson Warrant is, subject to adjustment as described therein, as follows: (i) 110% of the per share offering price of the offering made in connection with any “up-listing” of the Company’s common stock; or (ii) prior to the determination of the per share offering price of the offering made in connection with any “up-listing” of the common stock and following such time if the “up-listing” contemplated in the Jefferson Warrant is not completed by November 1, 2021, the exercise price shall be $10.73. The Jefferson Warrant is exercisable during the period commencing on August 23, 2021 and ending at the close of business on August 23, 2024.